Notes Payable and Lines of Credit - Summary of Short-Term and Long-Term Debt Obligations (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2008
Debt Obligations [Line Items]
Notes Payable, Current Portion	$ 4,530,640	$ 3,836,567	$ 100,000
Unamortized Debt Discount			(161,000)	(3,191)
Line of Credit, Current Portion	2,989,577	2,871,200
Lines of Credit, Long-Term	6,000,000	6,000,000	8,437,255
Notes Payable, Long-Term	2,148,494	2,440,683	1,912,365
December 2011 Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	6,000,000	6,000,000
Notes Payable, Current Portion
Debt Obligations [Line Items]
Unamortized debt discount	(2,552,875)	(243,300)
Notes Payable, Current Portion	4,530,640	3,836,567	100,000
Notes Payable, Current Portion | December 2011 Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	4,000,000	4,000,000
Notes Payable, Current Portion | 2012 Convertible Debt Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	3,000,000
Notes Payable, Current Portion | Secured Note Payable
Debt Obligations [Line Items]
Line of Credit, Principal Balance	83,515	79,867
Notes Payable, Current Portion | Other Note Payable
Debt Obligations [Line Items]
Line of Credit, Principal Balance			100,000
Line of Credit, Current
Debt Obligations [Line Items]
Line of Credit, Principal Balance	3,000,000	3,000,000
Unamortized Debt Discount	(10,423)	(128,800)
Line of Credit, Current Portion	2,989,577	2,871,200
Notes Payable Noncurrent
Debt Obligations [Line Items]
Unamortized debt discount	(951,506)	(3,681,615)	(1,087,635)
Notes Payable, Long-Term	2,148,494	2,440,683	1,912,365
Notes Payable Noncurrent | December 2011 Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	2,000,000	2,000,000	3,000,000
Notes Payable Noncurrent | Secured Note Payable
Debt Obligations [Line Items]
Line of Credit, Principal Balance		22,298
Notes Payable Noncurrent | 2012 convertible debt financing transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance		3,000,000
Notes Payable Noncurrent | December 2012 Bridge Financing Transaction
Debt Obligations [Line Items]
Line of Credit, Principal Balance	1,000,000	1,000,000
Notes Payable Noncurrent | Other Note Payable
Debt Obligations [Line Items]
Line of Credit, Principal Balance	100,000	100,000
Lines of Credit, Long-Term
Debt Obligations [Line Items]
Line of Credit, Principal Balance	6,000,000	6,000,000	9,000,000
Unamortized debt discount			(562,745)
Lines of Credit, Long-Term		$ 6,000,000	$ 8,437,255